Related Party	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party [Abstract]
Related Party

13. Related Party

In connection with the January 2025 NPA, the Company issued secured promissory notes and warrants to Emmanuel Raptopoulos in an arms-length transaction during the year ended September 30, 2025. The principal amount of the notes were $726,510 in aggregate with an initial interest rate of 20% and maturity date of December 31, 2025 and have similar terms as the other note holders of the January 2025 NPA. In addition, the warrants issued were the financing warrants as described in Note 6 with similar term as other warrant holders. As of September 30, 2026, the notes were outstanding in full.

In connection with the July 2023 NPA, the Company issued convertible notes and warrants to Olympic Investments, Inc. and 5G Ventures S.A., 5% holders, for $1,500,000, which bore interest at 8% per annum and was originally scheduled to mature on July 31, 2025 (See Note 4). The note and warrants had similar terms as the other note holders of the July 2023 NPA. The note and warrant converted to convertible preferred stock on September 2, 2025.

Refer to Note 9 for additional information regarding the related party equity investment associated with the Series B-3 financing.

14. Related Party

In connection with the January 2025 NPA, the Company issued secured promissory notes and warrants to Emmanuel Raptopoulos in an arms-length transaction during the year ended September 30, 2025. The principal amount of the notes were $726,510 in aggregate with an initial interest rate of 20% and maturity date of December 31, 2025 and have similar terms as the other note holders of the January 2025 NPA. In addition, the warrants issued were the financing warrants as described in Note 6 with similar term as other warrant holders. As of September 30, 2025, the notes were outstanding in full.

In connection with the July 2023 NPA, the Company issued convertible notes and warrants to Olympic Investments, Inc. and 5G Ventures S.A., 5% holders, for $1,500,000, which bore interest at 8% per annum and was originally scheduled to mature on July 31, 2025 (See Note 4). The notes and warrants had similar terms as the other note holders of the July 2023 NPA. The note and warrant converted to convertible preferred stock on September 2, 2025.

Refer to Note 9 for additional information regarding the related party equity investment associated with the Series B-3 financing.